VistaShares Target 15 ACKtivist Select Income ETF
Schedule of Investments
October 31, 2025 (Unaudited)
COMMON STOCKS - 39.1%	Shares	Value
Consumer Discretionary Services - 0.0%(a)
Chipotle Mexican Grill, Inc. - Class A(b)	27	$856
Hilton Worldwide Holdings, Inc.	16	4,111
		4,967

Financial Services - 0.0%(a)
Brookfield Corp. - Class A	86	3,960

Media - 28.8%(c)
Alphabet, Inc. - Class A	10,282	2,891,196
Alphabet, Inc. - Class C	7	1,973
Uber Technologies, Inc.(b)	72,115	6,959,097
		9,852,266

Real Estate - 0.7%
Howard Hughes Holdings, Inc.(b)	60	4,757
Seaport Entertainment Group, Inc.(b)	9,054	217,930
		222,687

Retail & Wholesale - Discretionary - 9.6%
Amazon.com, Inc.(b)	12,705	3,102,815
Hertz Global Holdings, Inc.(b)	39,399	202,117
		3,304,932

TOTAL COMMON STOCKS (Cost $12,948,131)		13,388,812

PURCHASED OPTIONS - 16.9%(b)(d)(e)(f)	Notional Amount	Contracts	Value
Call Options - 16.9%
Alphabet, Inc., Expiration: 11/7/2025; Exercise Price: $200.00	$3,410,022	121	995,225
Alphabet, Inc., Expiration: 11/21/2025; Exercise Price: $290.00	3,410,022	121	67,155
Alphabet, Inc., Expiration: 11/21/2025; Exercise Price: $285.00	2,868,138	102	74,970
Amazon.com, Inc., Expiration: 11/21/2025; Exercise Price: $250.00	3,101,594	127	66,675
Brookfield Corp., Expiration: 11/21/2025; Exercise Price: $50.00	6,299,640	1,368	37,620
Brookfield Corp., Expiration: 11/21/2025; Exercise Price: $35.00	6,299,640	1,368	1,573,200
Chipotle Mexican Grill, Inc., Expiration: 11/7/2025; Exercise Price: $30.00	2,307,032	728	136,500
Chipotle Mexican Grill, Inc., Expiration: 11/21/2025; Exercise Price: $52.50	2,307,032	728	1,092
Hertz Global Holdings, Inc., Expiration: 11/21/2025; Exercise Price: $8.00	201,609	393	5,895
Hilton Worldwide Holdings, Inc., Expiration: 11/7/2025; Exercise Price: $200.00	1,773,024	69	395,715
Hilton Worldwide Holdings, Inc., Expiration: 11/21/2025; Exercise Price: $290.00	1,773,024	69	3,450
Howard Hughes Holdings, Inc., Expiration: 11/21/2025; Exercise Price: $90.00	3,107,776	392	19,600
Howard Hughes Holdings, Inc., Expiration: 11/21/2025; Exercise Price: $50.00	3,107,776	392	1,140,720

Restaurant Brands International, Inc., Expiration: 11/21/2025; Exercise Price: $77.50	3,422,449	521	19,537
Restaurant Brands International, Inc., Expiration: 11/21/2025; Exercise Price: $70.00	387,571	59	1,475
Restaurant Brands International, Inc., Expiration: 11/21/2025; Exercise Price: $45.00	3,810,020	580	1,232,500
Uber Technologies, Inc., Expiration: 11/21/2025; Exercise Price: $115.00	6,957,650	721	33,887
			5,805,216

TOTAL PURCHASED OPTIONS (Cost $6,618,120)			5,805,216

SHORT-TERM INVESTMENTS - 47.6%
Money Market Funds - 47.6%	Shares	Value
First American Government Obligations Fund - Class X, 4.03%(g)	16,300,403	16,300,403

TOTAL SHORT-TERM INVESTMENTS (Cost $16,300,403)		16,300,403

TOTAL INVESTMENTS - 103.6% (Cost $35,866,654)		$35,494,431
Liabilities in Excess of Other Assets - (3.6)%		(1,227,519)
TOTAL NET ASSETS - 100.0%		$34,266,912

Percentages are stated as a percent of net assets.

(a)	Does not round to 0.1% or (0.1)%, as applicable.
(b)	Non-income producing security.
(c)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(g)	The rate shown represents the 7-day annualized effective yield as of October 31, 2025.

VistaShares Target 15 ACKtivist Select Income ETF
Schedule of Written Options Contracts
October 31, 2025 (Unaudited)

WRITTEN OPTIONS - (2.7)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (2.7)%
Alphabet, Inc., Expiration: 11/21/2025; Exercise Price: $285.00	$(3,410,022)	(121)	$(91,657)
Alphabet, Inc., Expiration: 11/21/2025; Exercise Price: $265.00	(2,868,138)	(102)	(206,805)
Amazon.com, Inc., Expiration: 11/21/2025; Exercise Price: $235.00	(3,101,594)	(127)	(176,212)
Brookfield Corp., Expiration: 11/21/2025; Exercise Price: $45.00	(6,299,640)	(1,368)	(242,820)
Chipotle Mexican Grill, Inc., Expiration: 11/21/2025; Exercise Price: $47.50	(2,307,032)	(728)	(2,184)
Hertz Global Holdings, Inc., Expiration: 11/21/2025; Exercise Price: $7.00	(201,609)	(393)	(6,878)
Hilton Worldwide Holdings, Inc., Expiration: 11/21/2025; Exercise Price: $270.00	(1,773,024)	(69)	(15,870)
Howard Hughes Holdings, Inc., Expiration: 11/21/2025; Exercise Price: $85.00	(3,107,776)	(392)	(37,240)
Restaurant Brands International, Inc., Expiration: 11/21/2025; Exercise Price: $72.50	(3,422,449)	(521)	(5,210)
Restaurant Brands International, Inc., Expiration: 11/21/2025; Exercise Price: $67.50	(387,571)	(59)	(4,573)
Uber Technologies, Inc., Expiration: 11/21/2025; Exercise Price: $105.00	(6,957,650)	(721)	(122,931)
			(912,380)

TOTAL WRITTEN OPTIONS (Premiums received $871,663)			(912,380)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.